Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
Schedule Of Quarterly Financial Data

	Interest income	Net interest income	Net income	Net income per share
2013
First Quarter	$5,209	$4,642	$1,216	$.72
Second Quarter	5,172	4,618	1,392.83
Third Quarter	5,186	4,673	1,054.63
Fourth Quarter	5,889	5,329	785.40

2012
First Quarter	$5,318	$4,395	$934	$.56
Second Quarter	5,303	4,514	1,371.82
Third Quarter	5,290	4,568	1,284.77
Fourth Quarter	5,148	4,496	1,254.74